Expense Example (dei_LegalEntityAxis, USD $)	0 Months Ended
Jan. 29, 2013
(PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional) | Administrative Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
(PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional) | Class D
Expense Example:
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
(PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
(PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional) | Class P
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
(PIMCO Emerging Markets Full Spectrum Bond Fund - Retail) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	511
Expense Example, with Redemption, 3 Years	799
(PIMCO Emerging Markets Full Spectrum Bond Fund - Retail) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	670
(PIMCO Emerging Markets Full Spectrum Bond Fund - Retail) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	$ 517